Property and Equipment (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 17,721	$ 17,721
Office furniture and equipment	72,338	72,338
Leasehold improvements	8,449	8,449
Capital leases- equipment	11,500	11,500
Total property and equipment	110,008	110,008
Accumulated depreciation	(86,905)	(79,278)
Total property and equipment, net	$ 23,103	$ 30,730